Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected volatility	40.00%	10.00%
Risk-free interest rate	0.16%	0.60%
Expected dividends	0.00%	0.00%
Expected term in years	3 years	5 years
Maximum [Member]
Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	0.70%	0.70%
Expected term in years	5 years	10 years